Summary of significant accounting policies (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Product Information [Line Items]
Equity Method Investments
Insurance of deposit				$ 100,000
Research and development expenses	$ 97,076	$ 123,850	$ 71,797
United State Dollar [Member]
Product Information [Line Items]
Foreign currency, exchange rate	0.7838			0.7838
Singapore Dollar [Member]
Product Information [Line Items]
Foreign currency, exchange rate	1			1
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			38.40%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			7.00%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			13.50%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			23.60%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	40.70%	40.70%	12.40%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	2.40%	2.40%	26.10%
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			9.80%
Customer D [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			26.20%
Customer E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	12.50%	12.50%	3.40%
Customer E [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	6.20%	6.20%	1.90%
Customer F [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	21.10%	21.10%
Customer F [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	0.10%	0.10%
Customer G [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	10.10%	10.10%
Customer G [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	4.90%	4.90%
Customer H [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	6.90%	6.90%
Customer H [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%	0.00%
Vendor A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	20.80%	20.80%
Vendor C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	12.50%	12.50%